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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-70421



                       SUPPLEMENT DATED SEPTEMBER 30, 2003
                              TO THE PROSPECTUS OF
             MORGAN STANLEY NATURAL RESOURCES DEVELOPMENT SECURITIES
                              DATED APRIL 29, 2003


         The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

         The Fund is managed within the Sector Research Team. Edward Gaylor, an Executive Director of the Sub-Advisor, is a current member of the team.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.